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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:____________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sansar Capital Management, L.L.C.
Address: 25 West 53rd Street
         New York, NY 10019

Form 13F File Number: 028-11727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Vincent Guacci
Title: Chief Financial Officer
Phone: (212) 399-8982

Signature, Place, and Date of Signing:

   /s/ Vincent Guacci            New York, NY            February 14,2007
-------------------------  ------------------------  -------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 5
Form 13F Information Table Value Total: $86,318
                                        (thousands)

List of Other Included Managers:

None

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                          Form 13F Information Table

                                                                                                   VOTING AUTHORITY
                             TITLE OF            VALUE    SHRS OR   SH/ PUT/ INVESTMENT   OTHER   ------------------
NAME OF ISSUER                CLASS     CUSIP   (x$1000) PRN AMOUNT PRN CALL DISCRECTION MANAGERS  SOLE   SHARE NONE
--------------               -------- --------- -------- ---------- --- ---- ----------- -------- ------- ----- ----
ASIAINFO HLDGS INC             COM    04518A104  17967    2339408   SH          SOLE              2339408
CORNING INC                    COM    219350105  24435    1306000   SH          SOLE              1306000
SHANDA INTERACTIVE ENTMT LTD   ADR    81941Q203   8441     389538   SH          SOLE               389538
SOHU COM INC                   COM    83408W103  14587     607797   SH          SOLE               607797
GIGAMEDIA LTD                  ORD    Y2711Y104  20888    2138019   SH          SOLE              2138019